Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Depreciation and amortization	$ 1,173	$ 965	$ 1,124
Employee benefits including commissions	24,375	27,185	24,040
Inventories, finished goods, work in progress, raw materials and consumables	564,622	541,853	543,957
Other	20,618	16,481	16,191
Cost of sales	$ 610,788	$ 586,484	$ 585,312